Employee benefit obligations - Principal defined benefit schemes (Details)	12 Months Ended
	Dec. 31, 2018 Y employee	Dec. 31, 2017 Y employee
Metal Packaging | United Kingdom
Employee benefit obligations
Active members	467	467
Deferred members	886	954
Pensioners including dependents	763	756
Weighted average duration (years) | Y	18	21
Metal Packaging | Germany
Employee benefit obligations
Active members	1,553	1,694
Deferred members	651	706
Pensioners including dependents	1,101	1,081
Weighted average duration (years) | Y	18	17
Metal Packaging | North America
Employee benefit obligations
Active members	925	943
Deferred members	142	139
Pensioners including dependents	172	150
Weighted average duration (years) | Y	16	17
Glass Packaging | United Kingdom
Employee benefit obligations
Deferred members	1,240	1,527
Pensioners including dependents	815	744
Weighted average duration (years) | Y	20	23
Glass Packaging | Germany
Employee benefit obligations
Active members	1,027	1,011
Deferred members	747	759
Pensioners including dependents	775	762
Weighted average duration (years) | Y	18	18
Glass Packaging | North America
Employee benefit obligations
Active members	4,193	4,137
Deferred members	2,589	2,697
Pensioners including dependents	6,455	6,379
Weighted average duration (years) | Y	12	13